DEFERRED TAX - Unrecognised tax losses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Tax losses
Unrecognised tax losses	¥ 7,674,394	¥ 7,192,320
2022
Tax losses
Unrecognised tax losses		765,163
2023
Tax losses
Unrecognised tax losses	447,159	556,052
2024
Tax losses
Unrecognised tax losses	1,199,709	1,397,436
2025
Tax losses
Unrecognised tax losses	2,133,390	2,146,025
2026
Tax losses
Unrecognised tax losses	1,160,961	1,440,774
2027 and beyond
Tax losses
Unrecognised tax losses	¥ 2,733,175	¥ 886,870